Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

10 Income taxes

Taxes recognized through profit or loss:

in EUR k	2023	2022	2021
Current tax expenses	85	(152)	(72)
Current year	(41)	(144)	(56)
Adjustments for prior periods	126	(8)	(16)
Deferred tax (expense)/income	(372)	45	142
Temporary differences	(372)	45	142
Tax losses	—	—	—
Total income tax (expenses)/benefit	(287)	(107)	70

No income taxes were recognized directly in other comprehensive income for the years ended December 31, 2023, 2022 and 2021.

A reconciliation of the effective tax rate to the Group’s statutory rate of 32.1% for the year ended December 31, 2023, and 31.2% for the years ended December, 31, 2022 and December, 31, 2021, respectively are presented in the table below.

in EUR k	2023	2022	2021
Loss before tax	(35,245)	(38,596)	(57,532)
Taxes on the basis of the Company’s domestic tax rate	11,314	12,390	14,642
Tax rate effect of foreign tax jurisdictions	(843)	78	882
Non‑deductible expenses	(3,530)	(125)	(3,030)
Current year losses for which no deferred tax assets were recognized	(7,088)	(12,472)	(12,211)
Tax income related to prior years	125	(37)	(17)
Other effects	(265)	59	(196)
Income tax (expenses)/ benefit	(287)	(107)	70

The domestic tax rate of 32.1% is composed of the corporate income tax rate of 15%, the solidarity surcharge of 5.5% of this corporate income tax, as well as trade tax of 16.3%. The tax rate effects from foreign tax jurisdictions are primarily attributable to the tax-exempt profit of a foreign Group subsidiaries.

Tax losses carryforwards for which no deferred tax assets were recognized amount to EUR 152,782k in Germany (2022: EUR 133,512k; 2021: EUR 85,639k) and to EUR 4,513k in other countries (2022: EUR 2,348k; 2021: EUR 1,083k). Deductible temporary differences, for which no deferred tax asset is recognized, amount to EUR 3,835k.

Tax losses carried forward in Germany do not expire. Foreign tax losses carried forward may be restricted. In the light of the Group’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences was limited to the future reversal of existing taxable temporary differences.

For temporary differences associated with investments in the amount of EUR 8,230k (2022: EUR 7,106k; 2021: EUR 5,656k), no deferred tax liability has been recognized because the Company is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

The below table shows a breakdown of deferred taxes in the Group’s statement of financial position.

	December 31, 2023		December 31, 2022		December 31, 2021
	Deferred	Deferred	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(1,084)	—	(2,184)	—	(2,439)
Property, plant and equipment	—	(6)	—	(21)	—	(14)
Right-of-use assets	—	(4,158)	—	(4,186)	—	(4,617)
Measurement of service contracts	158	—	—	(35)	—	(42)
Leasing liabilities	4,082	—	4,168	—	4,563	—
Government grants	915	—	1,679	—	1,693	—
Loan Liability (Oxford)	—	(423)	—	—	—	—
Loan Liability (Convertible)	—	(643)	—	—	—	—
Measurement of Fx-effects unrealized	—	(602)	—	—	—	—
Unused tax losses	1,354	—	544	—	777	—
Sum	6,509	(6,916)	6,391	(6,426)	7,033	(7,112)
Offset	(6,509)	6,509	(6,391)	6,391	(7,033)	7,033
Deferred Taxes	—	(407)	—	(35)	—	(79)